Stock Based Compensation Payments - Summary of Restricted Common Stock Activity (Details) (10-K) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Non-vested shares, Beginning balance	5,750,000
Non-vested shares, Granted		8,000,000
Non-vested shares, Vested	(1,875,000)	(2,250,000)
Non-vested shares, Forfeited
Non-vested shares, Ending balance	3,875,000	5,750,000
Fair value of non-vested shares, Beginning balance	$ 1,682,000
Fair value of non-vested shares, Granted		4,000,000
Fair value of non-vested shares, Vested	(929,000)	(2,317,868)
Fair value of non-vested shares, Forfeited
Fair value of non-vested shares, Ending balance	$ 753,000	$ 1,682,000